Fair Values of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and due from banks	$ 21,688,557	$ 14,947,690
Interest bearing deposits with banks	48,603,182	42,267,777
Securities available-for-sale	496,124,574	267,264,403
Securities held-to-maturity	0	169,045,835
Net loans	391,106,337	425,096,569
Financial liabilities
Deposits	760,300,483	753,530,743
Federal Home Loan Bank advances	20,283,999	20,534,935
Securities Sold under Agreement to Repurchase	150,282,913	104,298,182
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from banks	21,688,557	14,947,690
Interest bearing deposits with banks	48,603,182	42,267,777
Financial liabilities
Deposits	563,440,632	542,640,313
Securities Sold under Agreement to Repurchase	150,282,913	104,298,182
Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Securities available-for-sale	493,153,468	264,348,694
Securities held-to-maturity		169,045,835
Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Securities available-for-sale	2,971,106	2,915,709
Net loans	391,106,337	425,096,569
Financial liabilities
Deposits	196,859,851	210,890,430
Federal Home Loan Bank advances	20,283,999	20,534,935
Carrying Value [Member]
Financial assets
Cash and due from banks	21,688,557	14,947,690
Interest bearing deposits with banks	48,603,182	42,267,777
Securities available-for-sale	496,124,574	267,264,403
Securities held-to-maturity		161,043,404
Net loans	390,148,343	423,108,391
Financial liabilities
Deposits	760,152,340	753,404,788
Federal Home Loan Bank advances	20,000,000	20,000,000
Securities Sold under Agreement to Repurchase	$ 150,282,913	$ 104,298,182